Financial instruments - financial and other risks - Narrative (Details) - Deferred financing fees - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 15,344	$ 15,754
Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings		400
Unsecured Senior Notes Due 2030
Disclosure of detailed information about financial instruments [line items]
Borrowings	3,200
Secured bank loans
Disclosure of detailed information about financial instruments [line items]
Borrowings	12,000	14,500
Sale and leaseback liability
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 100	$ 900